Offerings - Offering: 1	Sep. 06, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,500.00